Regulatory Assets And Liabilities (Components Of Regulatory Assets And Liabilities) (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Regulatory Assets And Liabilities [Line Items]
Carrying Amount, Regulatory Assets		$ 2,180	$ 1,974
Carrying Amount, Regulatory Liabilities		2,807	856
Net regulatory asset		$ (627)	1,118
Estimated Net Removal Costs [Member]
Regulatory Assets And Liabilities [Line Items]
Remaining Rate Recovery/Amortization Period		Lives of related assets
Carrying Amount, Regulatory Liabilities		$ 954	819
Protected Excess Deferred Taxes And Investment Tax Credit [Member]
Regulatory Assets And Liabilities [Line Items]
Remaining Rate Recovery/Amortization Period		Various
Carrying Amount, Regulatory Liabilities		$ 1,595	3
Unprotected Excess Deferred Taxes [Member]
Regulatory Assets And Liabilities [Line Items]
Remaining Rate Recovery/Amortization Period		Various
Carrying Amount, Regulatory Liabilities		$ 194
Over-Recovered Wholesale Transmission Service Expense [Member]
Regulatory Assets And Liabilities [Line Items]
Remaining Rate Recovery/Amortization Period	[1]	1 year or less
Carrying Amount, Regulatory Liabilities	[1]	$ 47	10
Other Regulatory Liabilities [Member]
Regulatory Assets And Liabilities [Line Items]
Remaining Rate Recovery/Amortization Period		Various
Carrying Amount, Regulatory Liabilities		$ 17	24
Employee Retirement Costs Being Amortized [Member]
Regulatory Assets And Liabilities [Line Items]
Remaining Rate Recovery/Amortization Period		10 years
Carrying Amount, Regulatory Assets		$ 331	23
Unrecovered Employee Retirement Costs Incurred Since The Last Rate Review Period [Member]
Regulatory Assets And Liabilities [Line Items]
Remaining Rate Recovery/Amortization Period	[2]	To be determined
Carrying Amount, Regulatory Assets	[2]	$ 30	327
Employee Retirement Liability [Member]
Regulatory Assets And Liabilities [Line Items]
Remaining Rate Recovery/Amortization Period	[1],[2],[3]	To be determined
Carrying Amount, Regulatory Assets	[1],[2],[3]	$ 854	849
Self-Insurance Reserve (Primarily Storm Recovery Costs) Being Amortized [Member]
Regulatory Assets And Liabilities [Line Items]
Remaining Rate Recovery/Amortization Period		10 years
Carrying Amount, Regulatory Assets		$ 394	64
Unrecovered Self-Insurance Reserve Incurred Since The Last Rate Review Period [Member]
Regulatory Assets And Liabilities [Line Items]
Remaining Rate Recovery/Amortization Period	[2]	To be determined
Carrying Amount, Regulatory Assets	[2]	$ 49	367
Securities Reacquisition Costs (Post-Industry Restructure) [Member]
Regulatory Assets And Liabilities [Line Items]
Remaining Rate Recovery/Amortization Period		Lives of related debt
Carrying Amount, Regulatory Assets		$ 12	13
Deferred Conventional Meter And Metering Facilities Depreciation [Member]
Regulatory Assets And Liabilities [Line Items]
Remaining Rate Recovery/Amortization Period		3 years
Carrying Amount, Regulatory Assets		$ 57	78
Under-recovered AMS Costs [Member]
Regulatory Assets And Liabilities [Line Items]
Remaining Rate Recovery/Amortization Period		10 years
Carrying Amount, Regulatory Assets		$ 206	209
Unprotected Excess Deferred Taxes [Member]
Regulatory Assets And Liabilities [Line Items]
Carrying Amount, Regulatory Assets		$ 197
Energy Efficiency Performance Bonus [Member]
Regulatory Assets And Liabilities [Line Items]
Remaining Rate Recovery/Amortization Period	[1]	1 year or less
Carrying Amount, Regulatory Assets	[1]	$ 12	10
Other Regulatory Assets [Member]
Regulatory Assets And Liabilities [Line Items]
Remaining Rate Recovery/Amortization Period		Various
Carrying Amount, Regulatory Assets		$ 38	$ 34

[1]	Not earning a return in the regulatory rate-setting process.
[2]	Recovery is specifically authorized by statute or by the PUCT, subject to reasonableness review.
[3]	Represents unfunded liabilities recorded in accordance with pension and OPEB accounting standards.